Accounts receivable (Movements of loss allowance) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable [abstract]
Beginning of the year	¥ (146,913)	¥ (112,086)
Provision	(64,838)	(40,064)
Reversal	16,596	4,728
Write-off	0	607
Currency translation differences	(165)	(98)
End of the year	¥ (195,320)	¥ (146,913)